PREPAID EXPENSES AND ACCOUNTS RECEIVABLE	12 Months Ended
Sep. 30, 2025
PREPAID EXPENSES AND ACCOUNTS RECEIVABLE
PREPAID EXPENSES AND ACCOUNTS RECEIVABLE

5.PREPAID EXPENSES AND ACCOUNTS RECEIVABLE

The balances are comprised as follows:

	September 30, 2025	September 30, 2024
Accounts receivable	$11,976	$6,750
Prepaid expenses	155,175	—
	$167,151	$6,750